CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ 51,316	$ 7,338	¥ 58,546	¥ 172,122
Net cash provided by (used in) investing activities	40,554	5,800	(52,762)	(6,509)
Net cash used in financing activities	(56,088)	(8,021)	(102,283)	(9,448)
Effect of exchange rate changes on cash and cash equivalents	(7,954)	(1,138)	6,024	7,603
Net change in cash and cash equivalents	27,828	3,979	(90,475)	163,768
Cash and cash equivalents at the beginning of the year	1,123,292	160,629	1,213,767	1,049,999
Cash and cash equivalents at the end of the year	1,151,120	164,608	1,123,292	1,213,767
Parent Company | Reportable legal entities
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(482)	(69)	(2,663)	(15,968)
Net cash provided by (used in) investing activities	(67,149)	(9,602)	62,597	(25,483)
Net cash used in financing activities	(56,088)	(8,021)	(44,853)	(9,448)
Effect of exchange rate changes on cash and cash equivalents	(1,323)	(189)	2,173	2,648
Net change in cash and cash equivalents	(125,042)	(17,881)	17,254	(48,251)
Cash and cash equivalents at the beginning of the year	155,828	22,283	138,574	186,825
Cash and cash equivalents at the end of the year	¥ 30,786	$ 4,402	¥ 155,828	¥ 138,574